Consolidated Statements of Cash Flows $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
OPERATING ACTIVITIES:
Income before income taxes and share in the profit (loss) of equity			$ 22,940	$ 15,796	$ 18,278
Adjustments for:
Non-cash operating (income) expenses			(654)	(1,319)	(2,409)
Depreciation			8,284	8,415	8,387
Depreciation right-of-use			662	596	555
Amortization			888	1,020	1,062
Amortization prepaid expenses			687	577	638
Gain on sale of long-lived assets			(58)	(96)	(42)
Loss on the retirement of long-lived assets			199	291	318
Loss on the retirement of intangible assets			3	375	0
Share of the loss of associates and joint ventures accounted for using the equity method, net of taxes			(88)	281	131
Interest income			(932)	(1,047)	(1,230)
Interest expense			6,192	7,894	6,904
Foreign exchange (income) loss, net			(227)	(4)	330
Non-cash movements in post-employment and other non-current employee benefits obligations			328	368	239
Impairment			250	2,501	948
Monetary position gain, net			(734)	(376)	(221)
Market value loss on financial instruments			(80)	212	288
Accounts receivable and other current assets			(2,041)	3,040	(1,858)
Other current financial assets			(550)	(552)	(100)
Inventories			(2,262)	190	(1,140)
Suppliers and other accounts payable			4,448	(1,037)	5,726
Other liabilities			(401)	378	(231)
Employee benefits paid			(471)	(528)	(478)
Other Tax			2,443	3,162	404
Income taxes paid			(6,106)	(4,990)	(5,210)
Net cash flows (used in)/from operating activities from continuing operations			32,721	35,147	31,289
INVESTING ACTIVITIES:
Interest received			932	1,047	1,230
Acquisitions of long-lived assets			(9,344)	(9,655)	(10,324)
Proceeds from the sale of long-lived assets			259	274	330
Acquisitions of intangible assets			(645)	(289)	(698)
Other non-current assets			(766)	(325)	(711)
Dividends received from investments in associates and joint ventures (Note 8)			16	16	1
Investments in financial assets			1	(1,576)	(572)
Net cash flows (used in) investing activities			(9,547)	(10,508)	(10,744)
FINANCING ACTIVITIES:
Proceeds from borrowings			11,191	62,297	10,736
Repayments of borrowings			(14,189)	(45,187)	(20,460)
Interest paid			(4,646)	(6,102)	(4,682)
Dividends paid			(10,649)	(10,278)	(7,440)
Interest paid on lease liabilities			(101)	(105)	(129)
Payments of leases			(629)	(573)	(492)
Other financing activities			(1,240)	365	(327)
Net cash flows (used in) / obtained from financing activities			(20,263)	417	(22,794)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes			2,911	25,056	(2,249)
Cash and cash equivalents at the beginning of the period			43,497	20,491	23,727
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies			840	(2,050)	(987)
Cash and cash equivalents at the end of the period			$ 47,248	$ 43,497	$ 20,491
Currency in which supplementary information is displayed [member]
OPERATING ACTIVITIES:
Income before income taxes and share in the profit (loss) of equity	[1]	$ 1,118
Adjustments for:
Non-cash operating (income) expenses	[1]	(32)
Depreciation	[1]	404
Depreciation right-of-use	[1]	32
Amortization	[1]	43
Amortization prepaid expenses	[1]	33
Gain on sale of long-lived assets	[1]	(3)
Loss on the retirement of long-lived assets	[1]	10
Loss on the retirement of intangible assets	[1]	0
Share of the loss of associates and joint ventures accounted for using the equity method, net of taxes	[1]	(4)
Interest income	[1]	(45)
Interest expense	[1]	302
Foreign exchange (income) loss, net	[1]	(11)
Non-cash movements in post-employment and other non-current employee benefits obligations	[1]	16
Impairment	[1]	12
Monetary position gain, net	[1]	(36)
Market value loss on financial instruments	[1]	(4)
Accounts receivable and other current assets	[1]	(99)
Other current financial assets	[1]	(27)
Inventories	[1]	(110)
Suppliers and other accounts payable	[1]	217
Other liabilities	[1]	(20)
Employee benefits paid	[1]	(23)
Other Tax	[1]	119
Income taxes paid	[1]	(298)
Net cash flows (used in)/from operating activities from continuing operations	[1]	1,594
INVESTING ACTIVITIES:
Interest received	[1]	45
Acquisitions of long-lived assets	[1]	(455)
Proceeds from the sale of long-lived assets	[1]	13
Acquisitions of intangible assets	[1]	(31)
Other non-current assets	[1]	(36)
Dividends received from investments in associates and joint ventures (Note 8)	[1]	1
Investments in financial assets	[1]	0
Net cash flows (used in) investing activities	[1]	(463)
FINANCING ACTIVITIES:
Proceeds from borrowings	[1]	545
Repayments of borrowings	[1]	(692)
Interest paid	[1]	(226)
Dividends paid	[1]	(519)
Interest paid on lease liabilities	[1]	(5)
Payments of leases	[1]	(31)
Other financing activities	[1]	(60)
Net cash flows (used in) / obtained from financing activities	[1]	(988)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	[1]	143
Cash and cash equivalents at the beginning of the period	[1]	2,120
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	[1]	41
Cash and cash equivalents at the end of the period	[1]	$ 2,304

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3